Cover	Jul. 26, 2026
Cover [Abstract]
Entity Registrant Name	SolarMax Technology, Inc.
Entity Central Index Key	0001519472
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Emerging Growth Company	true
Document Period End Date	Jul. 26, 2026
Entity Ex Transition Period	false
Entity File Number	001-41959
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	26-2028786
Entity Address Address Line 1	3080 12th Street
Entity Address City Or Town	Riverside
Entity Address State Or Province	CA
Entity Address Postal Zip Code	92507
City Area Code	951
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	300-0788
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	SMXT
Security Exchange Name	NASDAQ